NOTE 7: ACQUISITION OF LAWRENCE PARK & ATKINSON (Details 1) - Lawrence Park & Atkinson	Dec. 31, 2020 USD ($)
Assets Acquired
Cash and equivalents	$ 38,521
Deposits	4,103
Intangible asset	58,907
Right-of-use-assets	39,271
Net assets acquired	140,802
Liabilities Assumed
Accounts payable and accrued liabilities	54,396
Lease liabilities	45,595
Loan payable	45,287
Net assets at fair value, as at October 5, 2020	(4,476)
Consideration
Cash consideration	215,991
Cash consideration - withheld	58,907
Stock options	344,110
Share consideration	1,147,925
Total consideration	1,766,933
Goodwill	$ 1,771,409